Turnover and segment information - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) productGroup Segments wholesalers	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of operating segments [line items]
Number of reportable operating segments | Segments	2
Number of product groups | productGroup	3
Number of US wholesalers | wholesalers	3
Turnover	£ 32,667	£ 31,376	£ 30,328
Turnover from changes to estimates of RAR accruals	873	740
Amortisation of intangible assets	1,258	1,454	1,212
Net impairment losses	888	317
Major restructuring costs	109	353	382
Contingent consideration liabilities	6,733	7,280	6,662	£ 7,068
Other reconciling items between segment profit and operating profit
Disclosure of operating segments [line items]
Amortisation of intangible assets	808	1,002	719
Net impairment losses	880	314	398
Major restructuring costs	109	353	382
Transaction related items	507	1,881	572
Legal, divestments and other items	453	(1,577)	30
Pfizer
Disclosure of operating segments [line items]
Pfizer put option	822	915
Shionogi ViiV healthcare
Disclosure of operating segments [line items]
Contingent consideration liabilities	5,433	6,061
US
Disclosure of operating segments [line items]
Turnover	16,859	16,384	15,820
Wholesalers 1 | US
Disclosure of operating segments [line items]
Turnover	5,345	4,538	4,494
Wholesalers 2 | US
Disclosure of operating segments [line items]
Turnover	4,802	4,792	4,498
Wholesalers 3 | US
Disclosure of operating segments [line items]
Turnover	£ 3,206	£ 3,366	£ 3,531